11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Notes
11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31, 2019 and 2018, the Company’s accounts payable and accrued costs consist of the following:

	December 31, 2019	December 31, 2018
	$	$
Trade accounts payable	625,460	226,575
Accrued liabilities	27,000	87,664
	652,460	314,239